Hotel Dispositions and Impairment Charges (Hotel Properties Measured at Fair Value) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	$ 27,613,000	$ 0
Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	39,578,000
Columbus Hampton Inn Easton
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	13,943,000
Columbus Hampton Inn Easton | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	13,293,000
Phoenix Hampton Inn Airport North
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	3,692,000
Phoenix Hampton Inn Airport North | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	9,030,000
Canonsburg Homewood Suites Pittsburgh Southpointe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	9,978,000
Canonsburg Homewood Suites Pittsburgh Southpointe | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	17,255,000
Level 1 | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0
Level 1 | Columbus Hampton Inn Easton | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0
Level 1 | Phoenix Hampton Inn Airport North | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0
Level 1 | Canonsburg Homewood Suites Pittsburgh Southpointe | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0
Level 2 | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0
Level 2 | Columbus Hampton Inn Easton | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0
Level 2 | Phoenix Hampton Inn Airport North | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0
Level 2 | Canonsburg Homewood Suites Pittsburgh Southpointe | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0
Level 3 | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	39,578,000
Level 3 | Columbus Hampton Inn Easton | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	13,293,000
Level 3 | Phoenix Hampton Inn Airport North | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	9,030,000
Level 3 | Canonsburg Homewood Suites Pittsburgh Southpointe | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	$ 17,255,000